Property and Equipment (Tables) (IMAC Regeneration Center of St Louis, LLC)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Schedule of Property and Equipment

Property and equipment consisted of the following at December 31:

	Estimated Useful Life in	December 31		June 30
	Years	2017	2016	2018
				(unaudited)

Land and Building	40	$-	$-	$1,175,000
Leasehold improvements	Shorter of asset or lease term	254,515	-	1,186,730
Medical equipment	5	242,899	-	606,896
Construction in Progress		-	-	355,463
Physical therapy equipment	5	90,337	-	170,173
Office furniture and fixtures	5	2,431	-	34,887
Computers	3	9,539	-	17,869
Office equipment	5	-	-	16,336
Signs	5	-	-	13,412
Chiropractic equipment	5	8,965	-	8,965
Vehicles	3	-	-	2,250
Total property and equipment		608,686	-	3,587,981
Less: accumulated depreciation		(65,895)	-	(142,191)
Total property and equipment, net		$542,791	$-	$3,445,790

IMAC Regeneration Center of St. Louis, LLC [Member]
Schedule of Property and Equipment

Property and equipment consisted of the following at March 31, 2018 (unaudited) and December 31, 2017:

	Estimated
	Useful Life in Years	2018	2017
		(unaudited)

Computers	3	$5,713	$5,713
Machinery and equipment	5	296,086	294,320
Office furniture and fixtures	5	10,828	10,828
Signs	5	20,260	20,260
Leasehold improvements	Shorter of asset or lease term	758,882	752,943
Total property and equipment		1,091,769	1,084,064
Less: accumulated depreciation		(244,578)	(205,543)
Total property and equipment, net		$847,191	$878,521

Property and equipment consisted of the following at December 31:

	Estimated Useful Life in Years	2017	2016

Computers	3	$5,713	$5,713
Machinery and equipment	5	294,320	166,503
Office furniture and fixtures	5	10,828	10,828
Signs	5	20,260	20,260
Leasehold improvements	Shorter of asset or lease term	752,942	632,895
Total property and equipment		1,084,063	836,199
Less: accumulated depreciation		(205,543)	(70,979)
Total property and equipment, net		$878,520	$765,220